Equity (Details) - shares	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Equity (Details) [Line Items]
Common shares issued	37,576,449	34,154,062
Current holding of common shares	28,842,578
Individual capacity of shares	26,221,207
Mr. Dharmesh Pandya [Member]
Equity (Details) [Line Items]
Common shares issued	33,854,062
Mr. Pandya [Member]
Equity (Details) [Line Items]
Common shares issued	7,932,855
Lytus Trust [Member]
Equity (Details) [Line Items]
Common shares issued	2,621,371
Individual capacity of shares	2,621,371